Share-based payment, Narrative - RSU (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 28, 2021
RSU [Line Items]
Liability settled share based awards	$ 4,703	$ 4,703	$ 0
Share-based payment expense		13,950	10,718	$ 14,468
Liability for share based awards	2,659	2,659	0
Performance based RSU [Member]
RSU [Line Items]
Liability for share based awards	7,400	7,400			$ 1,900
Liability settled share based awards					$ 4,800
Excess of fair value at reclassification date over grant date fair value		2,900
Current Liabilities From Share based Payment Transactions	4,700	4,700
Liability for share based awards	2,700	2,700
LiabilitiesFromSharebasedPaymentTransactions, performance and market conditions met	4,600	4,600
2017 Performance Based RSU [Member]
RSU [Line Items]
Share-based payment arrangement, cash settlement value			12,500
Share-based Payment Arrangement after tax deduction, Cash Used to Settle Award			7,200
2018 Performance Based RSU [Member]
RSU [Line Items]
Share-based payment arrangement, cash settlement value		10,700
Share-based Payment Arrangement after tax deduction, Cash Used to Settle Award		6,400
Performance, market and service based RSU
RSU [Line Items]
Share-based payment expense		$ 1,500	$ 5,700	$ 2,200
Expense in respect of RSU liability award	$ 600